Software and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Software and Equipment, Net [Abstract]
SOFTWARE AND EQUIPMENT, NET

7. SOFTWARE AND EQUIPMENT, NET

Software and equipment, net, consisted of the following:

	December 31,	June 30,
	2022	2023
Cost
Vehicles	$979	$994
Office equipment and furniture	184	176
Electronic equipment	10,587	10,106
Computer software	16,523	15,716
Leasehold improvements	762	710
Others	733	697
Total	29,768	28,399
Less: accumulated depreciation	(11,277)	(13,359)
Property and equipment, net	$18,491	$15,040

Depreciation expense was $2,077 and $2,840 for the six months ended June 30, 2022 and 2023, respectively.

7.	SOFTWARE AND EQUIPMENT, NET

Software and equipment, net, consisted of the following:

	December 31,
	2021	2022
Cost
Vehicles	1,094	979
Office equipment and furniture	201	184
Electronic equipment	10,277	10,587
Computer software (i)	5,053	16,523
Leasehold improvements	825	762
Others	794	733
Total	18,244	29,768
Less: accumulated depreciation	(7,505)	(11,277)
Software and equipment, net	$10,739	18,491

(i) In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide automotive after-sales services and insurance intermediation services to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.

Depreciation expense was $1,613, $4,055, and $5,078 for the years ended December 31, 2020, 2021 and December 31, 2022, respectively.

During the years ended December 31, 2020, 2021 and 2022, the Group recorded no impairment loss of software and equipment.